Fair Value Measurement (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset (liabilities)	$ 554	$ (450)
Foreign Exchange Future [Member] | Recurring [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	192	374
Derivative liabilities	(160)	(196)
Foreign Exchange Future [Member] | Recurring [Member] | Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	522
Derivative liabilities		$ (628)